Provisions for Legal Proceedings - Schedule of Provisions are Recognized Based on Estimated Cost (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Provisions for Legal Proceedings - Schedule of Provisions are Recognized Based on Estimated Cost (Details) [Line Items]
Estimated costs	$ 325,663	$ 497,463
Labor [Member]
Provisions for Legal Proceedings - Schedule of Provisions are Recognized Based on Estimated Cost (Details) [Line Items]
Estimated costs	102,275	87,127
Civil [Member]
Provisions for Legal Proceedings - Schedule of Provisions are Recognized Based on Estimated Cost (Details) [Line Items]
Estimated costs	164,408	340,644
Tax and Social Security [Member]
Provisions for Legal Proceedings - Schedule of Provisions are Recognized Based on Estimated Cost (Details) [Line Items]
Estimated costs	58,980	69,692
Brasil [Member]
Provisions for Legal Proceedings - Schedule of Provisions are Recognized Based on Estimated Cost (Details) [Line Items]
Estimated costs	224,640	215,387
Brasil [Member] | Labor [Member]
Provisions for Legal Proceedings - Schedule of Provisions are Recognized Based on Estimated Cost (Details) [Line Items]
Estimated costs	102,215	87,075
Brasil [Member] | Civil [Member]
Provisions for Legal Proceedings - Schedule of Provisions are Recognized Based on Estimated Cost (Details) [Line Items]
Estimated costs	63,455	59,796
Brasil [Member] | Tax and Social Security [Member]
Provisions for Legal Proceedings - Schedule of Provisions are Recognized Based on Estimated Cost (Details) [Line Items]
Estimated costs	58,970	68,516
USA [Member]
Provisions for Legal Proceedings - Schedule of Provisions are Recognized Based on Estimated Cost (Details) [Line Items]
Estimated costs	100,940	280,804
USA [Member] | Labor [Member]
Provisions for Legal Proceedings - Schedule of Provisions are Recognized Based on Estimated Cost (Details) [Line Items]
Estimated costs
USA [Member] | Civil [Member]
Provisions for Legal Proceedings - Schedule of Provisions are Recognized Based on Estimated Cost (Details) [Line Items]
Estimated costs	100,940	280,804
USA [Member] | Tax and Social Security [Member]
Provisions for Legal Proceedings - Schedule of Provisions are Recognized Based on Estimated Cost (Details) [Line Items]
Estimated costs
Others jurisdictions [Member]
Provisions for Legal Proceedings - Schedule of Provisions are Recognized Based on Estimated Cost (Details) [Line Items]
Estimated costs	83	1,272
Others jurisdictions [Member] | Labor [Member]
Provisions for Legal Proceedings - Schedule of Provisions are Recognized Based on Estimated Cost (Details) [Line Items]
Estimated costs	60	52
Others jurisdictions [Member] | Civil [Member]
Provisions for Legal Proceedings - Schedule of Provisions are Recognized Based on Estimated Cost (Details) [Line Items]
Estimated costs	13	44
Others jurisdictions [Member] | Tax and Social Security [Member]
Provisions for Legal Proceedings - Schedule of Provisions are Recognized Based on Estimated Cost (Details) [Line Items]
Estimated costs	$ 10	$ 1,176